LIABILITIES TO BANKS AND OTHERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term liabilities	$ 80,326
Current Maturities	15,667
Liabilities to banks and others (Note 10)	64,659	34,459
Liabillities To Banks One [Member]
Long-term liabilities	69,026
Current Maturities	11,043
Liabilities to banks and others (Note 10)	57,983	26,450
Debt Instrument, Linkage Basis	NIS - Unlinked	NIS - Unlinked
Liabillities To Banks One [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.60%
Liabillities To Banks One [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage	5.90%
Liabillities To Banks Two [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.05%
Long-term liabilities	8,050
Current Maturities	4,050
Liabilities to banks and others (Note 10)	4,000	8,000
Debt Instrument, Linkage Basis	USD -Unlinked	USD -Unlinked
Liabillities To Banks Other [Member]
Long-term liabilities	3,250
Current Maturities	574
Liabilities to banks and others (Note 10)	$ 2,676	$ 9
Debt Instrument, Linkage Basis	Other	Other